Related party balances and transactions (Related party transactions) (Other related party transactions) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
HIPDC [member]
Disclosure of transactions between related parties [line items]
Rental charge paid	¥ 104,696	¥ 104,929	¥ 107,712
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Rental charge paid	218,463	93,203	154,192
Rental income received	1,978	2,400	3,609
Net loans received from/(repaid to)	2,789,776	(11,369)	(113,430)
Interest expense on loans	552,565	515,532	524,716
Capital injection from a subsidiary of Huaneng Group	278,073	227,569	379,906
Capital injection to	94,500	94,770	320,680
Pre-construction cost paid by			90
Finance lease payments received from			57,676
Acquisition consideration (Note 39)	237,228		1,172,508
Disposal consideration		1,050
Huaneng Group
Disclosure of transactions between related parties [line items]
Rental charge paid	57
Interest expense on loans	30,306	30,224	32,037
Entrusted management fee	14,370	12,340	15,000
Trusteeship management income	4,822	4,821	5,110
Profit compensation received	457,727	550,832	615,013
Associates of the Group [member]
Disclosure of transactions between related parties [line items]
Interest income on loans			6,639
Capital injection to	185,261	43,427	142,579
Collateral received under a loan agreement			96,902
Joint ventures of the Group
Disclosure of transactions between related parties [line items]
Rental charge paid			589
Rental income received	8,659	7,448	7,448
Net loans received from/(repaid to)		150,000
Interest expense on loans	6,591	4,374
Interest income on loans	4,339	3,747	3,540
Capital injection to	317,116	175,000
Provide entrusted loans	224,000
Huangtai #8 Power Plant
Disclosure of transactions between related parties [line items]
Rental income received	19,689	21,253	22,497
Trusteeship management income	3,240
Net proceeds received from an investee with significant influence	¥ 9,822	¥ 41,328	¥ 60,246